Intangible Assets - Summary of Reconciliation of Provision for Impairment of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Balance at the beginning of the year	$ 40	$ 40	$ 43
Translation effect	0	0	(3)
Balance at the end of the year	$ 40	$ 40	$ 40